Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Net income (loss)	$ 872.0	$ 273.2	$ (33.9)
Other comprehensive income (loss)
Foreign currency translation (loss) gain	(52.0)	32.0	(6.2)
Deferred tax effect	7.9	(3.1)	(2.3)
Deferred tax valuation allowance	(0.2)	0.2
Net unrealized loss on foreign currency translation	(44.3)	29.1	(8.5)
Unrealized gain on derivative instruments
Unrealized gain (loss) on hedging activity before reclassification	16.4	(31.6)	11.1
Net reclassification for loss (gain) to income from continuing operations	8.5	(5.7)	(3.1)
Net reclassification for (gain) loss to income from discontinued operations	(1.6)	(5.1)	2.0
Unrealized gain on hedging instruments after reclassification	23.3	(42.4)	10.0
Deferred tax effect	(7.1)	13.3	(2.8)
Deferred tax valuation allowance			(0.1)
Net unrealized gain on hedging derivative instruments	16.2	(29.1)	7.1
Defined benefit pension gain
Defined benefit pension (loss) gain before reclassification	(3.0)	23.5	(41.7)
Net reclassification for loss to income from continuing operations	4.6	4.3	1.9
Net reclassification for loss to income from discontinued operations	0.7	1.2	0.5
Defined benefit pension gain (loss) after reclassification	2.3	29.0	(39.3)
Deferred tax effect	1.5	(8.5)	10.9
Deferred tax valuation allowance			(0.1)
Net defined benefit pension gain (loss)	3.8	20.5	(28.5)
Unrealized investment gain
Unrealized investment gain before reclassification	26.0	176.5	784.5
Net reclassification for (gain) loss to income from discontinued operations	(6.3)	17.9	8.8
Unrealized gain on investments after reclassification	19.7	194.4	793.3
Adjustments to intangible assets	(0.9)	(40.3)	(258.3)
Deferred tax effect	(6.7)	(54.5)	(185.7)
Net unrealized gain on investments	12.1	99.6	349.3
Change in non-credit related other-than-temporary impairment			(1.4)
Deconsolidation of HRG insurance operations	(445.9)
Net change to derive comprehensive income (loss) for the period	(458.1)	120.1	318.0
Comprehensive income	413.9	393.3	284.1
Comprehensive income (loss) attributable to non-controlling interest	(2.8)	195.2	220.9
Comprehensive income attributable to controlling interest	416.7	198.1	63.2
SB/RH [Member]
Net income (loss)	182.9	301.2	352.3
Other comprehensive income (loss)
Foreign currency translation (loss) gain	(52.0)	32.0	(6.2)
Deferred tax effect	7.9	(3.1)	(2.3)
Deferred tax valuation allowance	(0.2)	0.2
Net unrealized loss on foreign currency translation	(44.3)	29.1	(8.5)
Unrealized gain on derivative instruments
Unrealized gain (loss) on hedging activity before reclassification	16.4	(31.6)	11.1
Net reclassification for loss (gain) to income from continuing operations	8.5	(5.7)	(3.1)
Net reclassification for (gain) loss to income from discontinued operations	(1.6)	(5.1)	2.0
Unrealized gain on hedging instruments after reclassification	23.3	(42.4)	10.0
Deferred tax effect	(7.1)	13.3	(2.8)
Deferred tax valuation allowance			(0.1)
Net unrealized gain on hedging derivative instruments	16.2	(29.1)	7.1
Defined benefit pension gain
Defined benefit pension (loss) gain before reclassification	(3.0)	22.6	(41.4)
Net reclassification for loss to income from continuing operations	2.5	4.3	1.9
Net reclassification for loss to income from discontinued operations	0.7	1.2	0.5
Defined benefit pension gain (loss) after reclassification	0.2	28.1	(39.0)
Deferred tax effect	1.5	(8.5)	10.9
Deferred tax valuation allowance			(0.1)
Net defined benefit pension gain (loss)	1.7	19.6	(28.2)
Unrealized investment gain
Net change to derive comprehensive income (loss) for the period	(26.4)	19.6	(29.6)
Comprehensive income	156.5	320.8	322.7
Comprehensive income (loss) attributable to non-controlling interest	(0.3)	(0.2)	(0.3)
Comprehensive income attributable to controlling interest	$ 156.8	$ 321.0	$ 323.0